Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Sep. 30, 2025	Jun. 06, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 06, 2016
Ordinary shares, shares authorized	5,000,000						5,000,000
Ordinary shares, par value	$ 0.01						$ 0.01
Ordinary shares, shares issued				1,146,117	1,146,117	1,146,117	88,000
Ordinary shares, shares outstanding				1,146,117	1,146,117	1,146,117	88,000
Forward stock split	1:25
Common Class A [Member]
Ordinary shares, shares authorized	100,000,000	100,000,000		100,000,000
Ordinary shares, par value		$ 0.0004		$ 0.0004
Ordinary shares, shares issued	16,191,700	11,205,435	8,905,435	8,905,435
Ordinary shares, shares outstanding	16,191,700	11,205,435	8,905,435	8,905,435
Common Class B [Member]
Ordinary shares, shares authorized	25,000,000	25,000,000		25,000,000
Ordinary shares, par value		$ 0.0004		$ 0.0004
Ordinary shares, shares issued	12,461,225	6,853,674	6,853,674	6,853,674
Ordinary shares, shares outstanding	12,461,225	6,853,674	6,853,674	6,853,674